Accumulated Other Comprehensive (Loss) Income	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive (Loss) Income
6.	Accumulated Other Comprehensive Loss

The change in Accumulated Other Comprehensive Loss (“AOCI”) by component, net of tax, for the period ended March 31, 2018 was as follows (in thousands):

	Foreign Currency Translation	Cash Flow Hedges	Defined Benefit Pension Plans	Total
AOCI, balance as of December 31, 2017	$(5,933)	$(206)	$(44,874)	$(51,013)
Other comprehensive income (loss) before reclassifications	(928)	1,347	—	419
Amounts reclassified from AOCI	—	144	1,044	1,188

Net other comprehensive income	(928)	1,491	1,044	1,607

AOCI, balance as of March 31, 2018	$(6,861)	$1,285	$(43,830)	$(49,406)

The following table details the amounts reclassified out of AOCI into the income statement during the three months ended March 31, 2018 (in thousands):

Details About AOCI Components	Amount Reclassified From AOCI For the Three Months Ended March 31, 2018
Realized and unrealized gains (losses) on cash flow hedges
Gain on interest rate swap, before tax	$194	Interest and other expense, net
	(50)	Tax provision

	$144	Net of tax

Defined benefit pension plan items
Amortization of prior service cost and unrecognized loss	$1,405	Interest and other expense, net
	(361)	Tax provision

	1,044	Net of tax

Total reclassifications for the period, net of tax	$1,188

8.  Accumulated Other Comprehensive (Loss) Income

The change in Accumulated Other Comprehensive (Loss) Income (“AOCI”) by component, net of tax, for the year ended December 31, 2017 is as follows:

(amounts in thousands)	Foreign Currency Translation	Cash Flow Hedges	Minimum Pension Liability	Total
AOCI, balance as of December 31, 2016	$(8,439)	$172	$(38,189)	$(46,456)
Other comprehensive (loss) income before reclassifications	2,506	(622)	(10,059)	(8,175)
Amounts reclassified from AOCI	—	244	3,374	3,618

Net other comprehensive income (loss)	2,506	(378)	(6,685)	(4,557)

AOCI, balance as of December 31, 2017	$(5,933)	$(206)	$(44,874)	$(51,013)

The following table details the amounts reclassified out of AOCI into the income statement during the twelve-month period ending December 31, 2017 (in thousands):

	Amount Reclassified From AOCI
Details About AOCI Components	For the Twelve Months Ended December 31, 2017	Affected Line Item In The Statement Where Net Income is Presented
Realized and unrealized gains (losses) on cash flow hedges
Gain on interest rate swap, before tax	$236	Interest expense, net
Gain on foreign exchange hedges, before tax	92	Cost of goods sold
Tax benefit	(84)	Tax provision

	$244	Net of tax

Minimum pension plan liability
Amortization of prior service cost and unrecognized loss	$4,536	Warehousing, marketing and administrative expenses
Tax benefit	(1,162)	Tax provision

	3,374	Net of tax

Total reclassifications for the period, net of tax	$3,618